Profit Before Income Tax - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Analysis of income and expense [abstract]
Interest on lease liabilities	$ 148,916	$ 4,864	$ 134,871	$ 105,159
Interest on borrowings and bonds payable	6,197,706	202,407	3,912,526	2,790,368
Total interest expense for financial liabilities measured at amortized cost	6,346,622	207,271	4,047,397	2,895,527
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	0	0	0	(71,011)
Property, plant and equipment	(107,712)	(3,518)	(58,263)	(25,581)
Interest expense	6,238,910	203,753	3,989,134	2,798,935
Other finance costs	33,176	1,083	20,648	32,372
Finance costs	$ 6,272,086	$ 204,836	$ 4,009,782	$ 2,831,307